Administrative Expenses	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
Administrative Expenses

NOTE 6: ADMINISTRATIVE EXPENSES

Administrative expenses for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Payroll and related costs	$5,988	$5,231	$8,180
Professional fees	4,499	3,733	4,125
Other expenses	2,964	3,217	4,326
Depreciation of RoU asset	589	630	643
Depreciation of tangible assets	529	711	478
Total	$14,569	$13,522	$17,752

As of December 31, 2021, the Company employed 409 land-based employees: 28 employees in the Asuncion, Paraguay office, 47 employees at the port facility in San Antonio, Paraguay, 101 employees in the Buenos Aires, Argentina office, six employees in the Montevideo, Uruguay office, 215 employees at the dry port facilities in Uruguay, and 12 employees in the Corumba, Brazil office and 626 seafarers as crew on our vessels.